[LOGO]USAA(R)

                   USAA TAX EXEMPT
                        MONEY MARKET Fund

                                                                       [GRAPHIC]

  A n n u a l    R e p o r t

--------------------------------------------------------------------------------
  March 31, 2002                                           USAA Tax-Exempt Funds

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                           [GRAPHIC]
                   NONE OF THE INCOME FROM OUR
[PHOTO]         TAX-EXEMPT MUTUAL FUNDS HAS BEEN
               SUBJECT TO THE AMT...A COMMITMENT
                 WE PLAN TO KEEP IN THE FUTURE.
                           [GRAPHIC]
--------------------------------------------------------------------------------

                 At this writing, the U.S. economy's recovery seems to be emerging gradually, thanks in part to the Federal Reserve Board's (the Fed's) aggressive cutting of short-term interest rates. Despite the Fed's actions, long-term interest rates have not fallen. Given the signs of economic recovery, it appears that the credit markets may have correctly anticipated a short recession. As for short-term rates, they could rise as the economy improves.

                 If we've learned anything from the last market cycle, it's that these cycles are a fact of life. We can use fiscal and monetary policy to affect their duration, but eventually one market cycle ends and another begins. One of the most important lessons we should learn is the importance of being prudent with our money. That means that we cannot rely on investment returns alone to help us meet our long-term goals. One way to be smart with our money is to save more and consume less. Another is to find ways to protect the money we have--especially during what was just a very taxing time of year.

                 Tax-exempt investors can help protect their money by avoiding investments that are subject to the federal alternative minimum tax (AMT). As you likely know, the AMT was created in 1969 to tax high-income individuals. However, an increasing number of investors have been hit with the AMT--more than 1.7 million this past tax year alone.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 Our shareholders have made it clear that they want help reducing their tax exposure. They do not want the income of their USAA tax-exempt funds to be subject to the AMT. Consequently, since their inception, we have made sure that none of the income from our tax-exempt mutual funds has been subject to the AMT for individual taxpayers--a commitment we plan to keep in the future.

                 On behalf of the entire team at USAA, thank you for trusting us to help you determine and plan your investment goals. We stand ready to assist you and will continue to work hard on your behalf.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

                 USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR.

Table of CONTENTS
--------------------------------------------------------------------------------
INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                               2

FINANCIAL INFORMATION

  Distributions to Shareholders                                          9

  Independent Auditors' Report                                          10

  Portfolio of Investments                                              11

  Notes to Portfolio of Investments                                     29

  Financial Statements                                                  30

  Notes to Financial Statements                                         33

DIRECTORS' INFORMATION                                                  38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(c)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in high-quality, tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.*

                 * AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
                   GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

------------------------------------------------------------------
                                3/31/02               3/31/01
------------------------------------------------------------------
Net Assets                  $1,925.9 Million      $1,940.2 Million
Net Asset Value Per Share        $1.00                 $1.00

------------------------------------------------------------------
    Average Annual Total Returns and 7-Day Yield as of 3/31/02
------------------------------------------------------------------
1 YEAR         5 YEARS             10 YEARS            7-DAY YIELD
2.08%          3.19%                3.11%                 1.28%

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

3

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

       [CHART]

            7-DAY YIELD COMPARISON

              USAA TAX EXEMPT        IMONEYNET
             MONEY MARKET FUND        AVERAGE
             -----------------       ---------
03/26/01           3.28                2.94
04/30/01           3.91                3.48
05/21/01           2.87                2.60
06/25/01           2.87                2.53
07/30/01           2.59                2.20
08/27/01           2.04                1.81
09/24/01           2.02                1.72
10/29/01           1.95                1.61
11/26/01           1.60                1.25
12/31/01           1.54                1.20
01/28/02           1.25                0.89
02/25/02           1.21                0.84
03/25/02           1.25                0.95

DATA REPRESENT THE LAST MONDAY ON EACH MONTH. ENDING DATE 3/25/02.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. SB (Stock Broker) & GP (General Purpose) (Tax-Free) Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

M A N A G E R ' S
=================---------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO]  Tony Era
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2001, TO MARCH 31, 2002?

                 The USAA Tax Exempt Money Market Fund performed well for the 12 months ending March 31, 2002. For that time period, iMoneyNet, Inc. ranked the Fund 12 out of 129 tax-exempt money market funds. The Fund had a return of 2.08%, compared to an average return of 1.75% for the category for the same period.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 As we entered the review period, the U.S. economy had slipped into recession. By mid-summer, weak signals of potential bottoming led some to predict recovery late in 2001 or early 2002. As September began, economic data proved weaker than expected, and the terrorist attacks on September 11, 2001, worsened these trends by disrupting normal business activities. Consequently, the Federal Reserve Board (the Fed) aggressively lowered the federal funds rate four times after the attacks to 1.75% by year-end.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE IMONEYNET, INC. DEFINITION.

5

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

                 Short-term interest rates declined through most of 2001, and by December, business conditions appeared to be improving. Economic data released in the first quarter of 2002 reflected signs of an improving economy. This positive economic news led many to speculate that the Fed had finished easing and would begin to raise interest rates sometime later in the year. In early 2002, the collapse of Enron and related accounting issues made investors more cautious, resulting in a flight to quality.

                 In January 2002, yields on one-year notes were as low as 1.45%, but by the end of the reporting period they were surpassing 2.00%, according to the Bond Buyer One-Year Note Index. One year ago, note levels were considerably higher at 3.04%. Yields offered on other types of securities such as commercial paper and variable-rate demand notes (VRDNs) showed a similar trend.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 We entered the period with a sizable position in VRDNs, which have a demand feature that provides the owner the option to sell the bond back to the issuer at par value (100% of face value) with a notice of seven days or less. However, as interest rates trended lower, we repositioned our holdings by adding longer-term issues to lock in higher yields. We also increased our purchases of tax-exempt commercial paper as a medium-term instrument.

                 THE BOND BUYER ONE-YEAR NOTE INDEX IS REPRESENTATIVE OF YIELDS ON 10 LARGE ONE-YEAR, TAX-EXEMPT NOTES.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

WHAT IS THE OUTLOOK?

                 Currently, the portfolio is positioned to benefit whenever the Fed begins to raise rates. At the end of March, more than 70% of the Fund was held in VRDNs, which should allow us to benefit quickly from rising rates. The balance is diversified across a range of maturities up to one year. As rates increase, shareholders should see yields on their money markets rise. While the market remains cautious about other potential Enronlike scenarios, the Fund has not experienced any credit quality problems.

7

P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

               [CHART]

            PORTFOLIO MIX
              3/31/02

Fixed-Rate Instruments        12.4%
Put Bonds                     12.6%
Adjustable-Rate Notes          1.4%
Variable-Rate Demand Notes    73.7%

     PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

     YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-28.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

         [CHART]

CUMULATIVE PERFORMANCE OF $10,000

                    USAA TAX EXEMPT
                   MONEY MARKET FUND
                   -----------------
Mar-92                  10000.00
Apr-92                  10028.94
May-92                  10057.12
Jun-92                  10083.94
Jul-92                  10107.27
Aug-92                  10131.08
Sep-92                  10156.57
Oct-92                  10179.24
Nov-92                  10202.89
Dec-92                  10227.50
Jan-93                  10247.91
Feb-93                  10267.83
Mar-93                  10289.30
Apr-93                  10309.84
May-93                  10329.30
Jun-93                  10351.31
Jul-93                  10369.64
Aug-93                  10391.04
Sep-93                  10411.08
Oct-93                  10430.46
Nov-93                  10451.26
Dec-93                  10471.19
Jan-94                  10490.02
Feb-94                  10508.42
Mar-94                  10527.25
Apr-94                  10546.02
May-94                  10569.84
Jun-94                  10590.68
Jul-94                  10610.68
Aug-94                  10635.94
Sep-94                  10661.63
Oct-94                  10687.60
Nov-94                  10715.61
Dec-94                  10747.08
Jan-95                  10777.69
Feb-95                  10807.74
Mar-95                  10840.63
Apr-95                  10872.52
May-95                  10911.43
Jun-95                  10944.01
Jul-95                  10976.19
Aug-95                  11009.72
Sep-95                  11041.99
Oct-95                  11077.09
Nov-95                  11110.87
Dec-95                  11144.95
Jan-96                  11179.57
Feb-96                  11208.78
Mar-96                  11236.76
Apr-96                  11269.14
May-96                  11302.12
Jun-96                  11329.81
Jul-96                  11360.36
Aug-96                  11390.88
Sep-96                  11422.77
Oct-96                  11454.06
Nov-96                  11483.75
Dec-96                  11517.28
Jan-97                  11548.30
Feb-97                  11577.23
Mar-97                  11607.31
Apr-97                  11640.20
May-97                  11674.82
Jun-97                  11710.35
Jul-97                  11744.27
Aug-97                  11774.85
Sep-97                  11810.51
Oct-97                  11844.62
Nov-97                  11876.91
Dec-97                  11915.37
Jan-98                  11948.25
Feb-98                  11977.78
Mar-98                  12011.13
Apr-98                  12046.75
May-98                  12080.83
Jun-98                  12117.46
Jul-98                  12151.01
Aug-98                  12184.32
Sep-98                  12218.19
Oct-98                  12250.69
Nov-98                  12283.54
Dec-98                  12316.86
Jan-99                  12346.39
Feb-99                  12370.96
Mar-99                  12403.26
Apr-99                  12434.08
May-99                  12465.45
Jun-99                  12500.68
Jul-99                  12531.29
Aug-99                  12564.29
Sep-99                  12597.14
Oct-99                  12629.01
Nov-99                  12666.22
Dec-99                  12705.25
Jan-00                  12739.49
Feb-00                  12772.84
Mar-00                  12810.40
Apr-00                  12846.86
May-00                  12898.96
Jun-00                  12941.32
Jul-00                  12982.74
Aug-00                  13025.54
Sep-00                  13067.24
Oct-00                  13114.21
Nov-00                  13158.25
Dec-00                  13200.06
Jan-01                  13237.45
Feb-01                  13272.75
Mar-01                  13305.92
Apr-01                  13345.76
May-01                  13381.47
Jun-01                  13410.18
Jul-01                  13438.85
Aug-01                  13463.21
Sep-01                  13484.15
Oct-01                  13508.19
Nov-01                  13527.66
Dec-01                  13542.77
Jan-02                  13556.52
Feb-02                  13569.42
Mar-02                  13582.80

DATA FROM 3/31/92 THROUGH 3/31/02.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

                 Past performance is no guarantee of future results, and the value of your investment will vary according to the Fund's performance. Some income may be subject to federal, state, or local taxes or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

9

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA TAX EXEMPT MONEY MARKET FUND

                 The Fund completed its fiscal year on March 31, 2002. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders after the close of its taxable year of what portion of its earnings was exempt from federal taxation and dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no long-term capital gain distributions for the year ended March 31, 2002.

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

[LOGO] KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS

                 USAA TAX EXEMPT MONEY MARKET FUND

                 We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of USAA Tax Exempt Money Market Fund, a series of USAA Tax Exempt Fund, Inc., as of March 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 7 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Tax Exempt Money Market Fund as of March 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                    /s/ KPMG LLP

                 San Antonio, Texas
                 May 3, 2002

11

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with regulatory requirements.

                 ADJUSTABLE-RATE NOTES - similar to VRDNs in that the interest rate is adjusted at a stipulated time, such as monthly or quarterly, to a rate that reflects current market conditions. However, these securities typically do not offer the right to sell the security at face value prior to maturity.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities that meet the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities that are rated in one of the two highest categories for short-term securities, or, if not rated, are of

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

                 comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

                 (LOC)   Enhanced by a bank letter of credit.
                 (LIQ)   Enhanced by a bank or nonbank liquidity agreement.
                 (NBGA)  Enhanced by a nonbank guarantee agreement.
                 (INS)   Scheduled principal and interest payments are
                         insured by:
                         (1)  MBIA, Inc.
                         (2)  AMBAC Financial Group, Inc.
                         (3)  Financial Guaranty Insurance Co.
                         (4)  Financial Security Assurance Holdings Ltd.

13

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 BAN      Bond Anticipation Note
                 COP      Certificate of Participation
                 CP       Commercial Paper
                 EDC      Economic Development Corp.
                 GO       General Obligation
                 IDA      Industrial Development Authority/Agency
                 IDB      Industrial Development Board
                 IDC      Industrial Development Corp.
                 IDRB     Industrial Development Revenue Bond
                 ISD      Independent School District
                 MERLOT   Municipal Exempt Receipts-Liquidity
                           Optional Tender
                 MFH      Multifamily Housing
                 MLO      Municipal Lease Obligation
                 PCRB     Pollution Control Revenue Bond
                 RAN      Revenue Anticipation Note
                 RB       Revenue Bond
                 RN       Revenue Note
                 TRAN     Tax Revenue Anticipation Note

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

PRINCIPAL                                                         COUPON              FINAL
   AMOUNT       SECURITY                                            RATE           MATURITY            VALUE
------------------------------------------------------------------------------------------------------------
                VARIABLE-RATE DEMAND NOTES (73.7%)
                ALABAMA (3.7%)
  $34,600       Bessemer Medical Clinic Board RB,
                  Series 2000A (LOC)                                1.75%        10/01/2030       $   34,600
   21,000       Birmingham Medical Clinic Board RB,
                  Series 1998 (LOC)                                 1.63         10/01/2028           21,000
    2,675       Birmingham Special Care Facilities
                  Finance Auth. RB (LOC)                            1.59          3/01/2010            2,675
    9,500       Evergreen Board IDRB, Series 1985 (NBGA)            1.50         12/01/2004            9,500
                Mobile Special Care Facilities
                  Financing Auth. RB,
    2,500         Series 2001 (LOC)                                 1.62          7/01/2021            2,500
    1,545         Series 2001 (LOC)                                 1.63          6/01/2026            1,545

                ALASKA (0.5%)
                Industrial Development and Export Auth. RB,
    1,970         Series 1988A, Lot 5 (LOC)                         2.00          7/01/2003            1,970
    1,290         Series 1988A, Lot 6 (LOC)                         2.00          7/01/2006            1,290
    6,420         Series 1991 (LOC)                                 1.70         11/01/2009            6,420

                ARIZONA (0.1%)
    1,500       Maricopa County PCRB, Series 1994D (LOC)            1.35          5/01/2029            1,500

                CALIFORNIA (2.0%)
   23,900       Chula Vista IDRB, Series 1996A                      1.75          7/01/2021           23,900
    3,200       Hacienda La Puente Unified School
                  District MLO COP (LOC)                            1.85         10/01/2009            3,200
    1,900       Hesperia Public Financing Auth. Lease RB,
                  Series 1998B (LOC)                                2.40          6/01/2022            1,900
    9,360       Loma Linda Water RB, Series 1995 (LOC)              2.40          6/01/2025            9,360

                COLORADO (1.1%)
    8,000       Educational and Cultural Facilities RB,
                  Series 1998 (LOC)                                 1.65          8/01/2013            8,000
    2,895       El Paso County Economic Development RB,
                  Series 1996 (LOC)                                 1.70         11/01/2021            2,895
                Health Facilities Auth. RB,
    1,590         Series 1995 (LOC)                                 1.70          9/01/2015            1,590
    1,660         Series 1996A (LOC)                                1.70         12/01/2016            1,660
    2,540         Series 1998A (LOC)                                1.75          1/01/2018            2,540
    1,840         Series 1998C (LOC)                                1.75          1/01/2018            1,840

15

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

PRINCIPAL                                                         COUPON              FINAL
   AMOUNT       SECURITY                                            RATE           MATURITY            VALUE
------------------------------------------------------------------------------------------------------------
 $  3,180       Postsecondary Educational Facilities Auth. RB,
                  Series 1998 (LOC)                                 1.65%        4/01/2013        $   3,180

                DISTRICT OF COLUMBIA (0.8%)
   16,425       GO, Series 2000B (LIQ)(INS)(4)                      1.50         6/01/2030           16,425

                FLORIDA (9.7%)
                Capital Trust Agency MFH RB,
   73,300         Series 1999A (NBGA)(b)                            1.63        12/01/2032           73,300
   17,500         Series 1999B (NBGA)(b)                            1.63        12/01/2032           17,500
    3,100       Dade County IDA RB, Series 1993                     1.50         6/01/2021            3,100
    7,455       Department of Juvenile Justice MLO
                  Certificate of Lease Series 1998,
                  MERLOT, Series 2000 000 (LIQ)(INS)(1),(b)         1.63         6/15/2019            7,455
   69,300       Gulf Breeze Healthcare Facilities RB,
                  Series 1999 (NBGA)(b)                             1.63         1/01/2024           69,300
    4,300       Hillsborough County IDA PCRB, Series 1992           1.45         5/15/2018            4,300
   12,100       Jacksonville Hospital RB, Series 1988 (LOC)         1.60         2/01/2018           12,100
      600       Lee County Hospital Board Directors RB,
                  Series 1995A                                      1.55         4/01/2025              600

                GEORGIA (2.0%)
    3,700       Burke County Development Auth. PCRB,
                  Series 1997                                       1.45         4/01/2032            3,700
    2,835       Columbus Hospital Auth. RB,
                  Series 1997 (LOC)                                 1.50         1/01/2018            2,835
    2,580       Peachtree Development Auth. RB,
                  Series 1988 (LOC)                                 1.65         7/01/2010            2,580
                Savannah Economic Development Auth. RB,
   19,925         Series 2000 (LOC)                                 1.60        10/01/2030           19,925
    9,000         Series 2001 (LOC)                                 1.65         9/01/2026            9,000

                HAWAII (0.3%)
    5,400       Department of Budget and Finance
                  Special Purpose RB, Series 1994 (LOC)             1.65         3/01/2008            5,400

                ILLINOIS (2.5%)
    3,070       Chicago Heights RB, Series 2002A (LOC)              1.70         3/01/2017            3,070
   10,195       Chicago Park District Limited Tax Park
                  Bonds, Series 2001A (LIQ) (INS)(3),(b)            1.63         1/01/2020           10,195
   10,000       Cook County Capital Improvement Bonds GO,
                  Series 2002B (LIQ)                                1.53        11/01/2031           10,000

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

PRINCIPAL                                                         COUPON              FINAL
   AMOUNT       SECURITY                                            RATE           MATURITY            VALUE
------------------------------------------------------------------------------------------------------------
  $12,700       Development Finance Auth. PCRB,
                  Series 1985 (LOC)                                 3.70%        12/01/2008       $   12,700
    2,090       Development Finance Auth. RB,
                  Series 1998 (LOC)                                 1.70          8/01/2022            2,090
    1,355       Evanston IDRB, Series 1985 (LOC)                    1.80          5/01/2015            1,355
    1,000       Lake County Industrial Building RB,
                  Series 1985 (LOC)                                 4.60         10/01/2015            1,000
    4,300       Sauget Village PCRB,
                  Series 1993                                       1.70          5/01/2028            4,300
    4,149       Springfield Airport Auth. RB,
                  Series 1986                                       1.60         10/15/2016            4,149

                INDIANA (1.2%)
      692       Crawfordsville Economic Development RB,
                  Series 1999B (NBGA)                               1.62          1/01/2030              692
    2,000       Development Finance Auth. Economic
                  Development RB, Series 1998 (LOC)                 1.70          9/01/2018            2,000
    7,145       Educational Facilities Auth. RB, Series
                  2000A (LOC)                                       1.65         12/01/2029            7,145
                Huntington Economic Development RB,
    1,300         Series 1990                                       1.70          6/26/2014            1,300
    2,085         Series 1998 (LOC)                                 1.65         12/01/2025            2,085
    4,295       Indianapolis Economic Development RB,
                  Series 1997 (LOC)                                 1.60          5/01/2018            4,295
    5,000       Vincennes Economic Development RB,
                  Series 2001 (LOC)                                 1.75          9/01/2018            5,000

                IOWA (1.3%)
    3,100       Chillicothe PCRB, Series 1993A                      1.65          5/01/2023            3,100
    2,900       Eddyville PCRB, Series 1985 (LOC)                   3.20         11/01/2003            2,900
    2,500       Finance Auth. MFH Refunding RB,
                  Series 1995A (LOC)                                1.70         12/01/2017            2,500
    1,955       Finance Auth. Purchase RB,
                  Series 1999 (LOC)                                 1.65          2/01/2019            1,955
    2,300       Finance Auth. RB,
                  Series 1999 (LOC)                                 1.55          3/01/2019            2,300
                Higher Education Loan Auth. RB,
    3,900         Series 1999 (LOC)                                 1.65          3/01/2029            3,900
    2,000         Series 1999B (LOC)                                1.65          6/01/2019            2,000
    5,950       Linn County RB,
                  Series 2000 (LOC)                                 1.65         12/01/2010            5,950

17

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

PRINCIPAL                                                         COUPON              FINAL
   AMOUNT       SECURITY                                            RATE           MATURITY            VALUE
------------------------------------------------------------------------------------------------------------
                KENTUCKY (2.6%)
  $ 2,700       Boone County Industrial Building RB,
                  Series 2001 (LOC)                                 1.64%        11/01/2021       $    2,700
    6,065       Economic Development Finance Auth.
                  Hospital RB, Series 1998A (LOC)                   1.60          8/01/2013            6,065
    1,800       Economic Development Finance Auth. RB,
                  Series 1997 (LOC)                                 1.75         11/01/2017            1,800
    2,000       Frankfort Economic Development RB,
                  Series 1990                                       1.70          5/07/2014            2,000
                Hancock County Industrial Building RB,
    9,005         Series 1990 (LOC)                                 1.75          7/01/2010            9,005
    9,490         Series 1991 (LOC)                                 1.75          7/01/2011            9,490
    2,935       Hardin County Water District No. 001
                  Water RB, Series 1998 (LOC)                       1.70          9/01/2018            2,935
    5,500       Jefferson County Industrial Building RB,
                  Series 1997 (LOC)                                 1.70          1/01/2011            5,500
    3,300       Lexington-Fayette Urban County
                  Government RB, Series 2001 (LOC)                  1.75          7/01/2021            3,300
                Mason County PCRB,
    6,000         Series 1984B-1 (NBGA)                             1.65         10/15/2014            6,000
    1,800         Series 1984B-2 (NBGA)                             1.65         10/15/2014            1,800

                LOUISIANA (3.0%)
                Ascension Parish PCRB,
    1,550         Series 1990                                       1.70          9/01/2010            1,550
    6,600         Series 1992                                       1.70          3/01/2011            6,600
    1,600       East Baton Rouge Parish PCRB,
                  Series 1993                                       1.45          3/01/2022            1,600
   23,255       Offshore Terminal Auth. RB,
                  Series 2001 (LIQ)                                 1.70         10/01/2021           23,255
    5,205       Public Facilities Auth. IDRB,
                  Series 1996 (LOC)                                 1.65         12/01/2014            5,205
   10,900       Public Facilities Auth. MFH RB,
                  Series 1991 (NBGA)                                1.55          7/01/2007           10,900
    1,100       Public Facilities Auth. PCRB,
                  Series 1992                                       1.70          8/01/2017            1,100
    7,200       West Baton Rouge Parish Industrial
                  District No. 3 RB, Series 1994B                   1.65         12/01/2016            7,200

                MARYLAND (0.1%)
    2,500       IDA Economic Development RB, Series 1994            1.85         12/01/2003            2,500

P O R T F O L I O
=================--------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

PRINCIPAL                                                         COUPON              FINAL
   AMOUNT       SECURITY                                            RATE           MATURITY            VALUE
------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS (1.5%)
  $ 5,605       Industrial Finance Agency RB,
                  Series 1997 (LOC)                                 1.90%         5/01/2027       $    5,605
   23,990       Revere Housing Auth. MFH RB,
                  Series 1991C (LOC)                                1.60          9/01/2028           23,990

                MICHIGAN (2.6%)
   11,500       Midland County EDC RB,
                  Series 1993B                                      1.60         12/01/2015           11,500
    7,900       Oakland County EDC RB,
                  Series 2001 (LOC)                                 1.60          8/01/2021            7,900
   31,120       Strategic Fund PCRB, Series 1994                    1.60          2/01/2009           31,120

                MINNESOTA (3.7%)
    3,400       Mankato PCRB, Series 1985                           1.90          3/01/2011            3,400
    4,850       Minneapolis Community Development
                  Agency PCRB, Series 1985                          1.90          3/01/2011            4,850
                Minneapolis MFH RB,
   20,810         Series 1995 (Hennepin Crossing) (NBGA)            2.00         12/01/2030           20,810
    8,510         Series 1995 (Laurel Curve) (NBGA)                 2.00         12/01/2030            8,510
    4,470         Series 1995 (Swinford) (NBGA)                     2.00         12/01/2030            4,470
    7,535         Series 1995 (The Deforest) (NBGA)                 2.00         12/01/2030            7,535
    6,930         Series 1995 (The McNair) (NBGA)                   2.00         12/01/2030            6,930
   14,640         Series 1995 (Wilson Park Towers) (NBGA)           2.00         12/01/2030           14,640

                MISSISSIPPI (0.3%)
    3,055       Hinds County Urban Renewal RN,
                  Series 1991 (LOC)                                 1.60          1/01/2007            3,055
    1,900       Hospital Equipment and Facilities Auth. RB,
                  Series 2000 (LOC)                                 1.73          7/01/2015            1,900

                MISSOURI (3.2%)
                Clayton IDA RB,
    4,675         Series 1994A (LOC)                                1.65         12/01/2006            4,675
    4,725         Series 1994B (LOC)                                1.65          2/01/2007            4,725
    7,050         Series 1995C (LOC)                                1.65          5/01/2005            7,050
                Health and Educational Facilities Auth. RB,
   14,250         Series 1998 (LOC)                                 1.65          7/01/2023           14,250
    6,900         Series 2000 (LOC)                                 1.65          7/01/2025            6,900
   20,945       Lee's Summit MFH RB, Series 2001A                   1.65          7/01/2046           20,945
    3,200       West Plains IDA RB, Series 1986 (LOC)               3.95         11/01/2010            3,200

19

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

PRINCIPAL                                                         COUPON              FINAL
   AMOUNT       SECURITY                                            RATE           MATURITY            VALUE
------------------------------------------------------------------------------------------------------------
                NEVADA (1.0%)
  $18,425       Clark County GO, Series 2001, Bond Bank
                  Bonds, Class A, Municipal Trust Certificates,
                  Series ZTC-27 (LIQ) (INS)(3),(b)                  1.65%         6/01/2020       $   18,425

                NEW HAMPSHIRE (1.1%)
    8,800       Higher Educational and Health Facilities RB,
                  Series 1996 (LOC)                                 1.60          5/01/2026            8,800
   11,930       Manchester Housing Auth. MFH RB,
                  Series 1990A (LOC)                                1.60          6/15/2015           11,930

                NEW YORK (0.8%)
    1,000       Chautauqua County IDA RB,
                  Series 2000A (LOC)                                1.45          8/01/2030            1,000
    2,100       New York City GO, Series 1994E-4 (LOC)              1.50          8/01/2022            2,100
    6,160       New York City Health and Hospitals Corp. RB,
                  Series 1997F (LOC)                                1.55          2/15/2026            6,160
    5,000       New York City IDA Civic Facility RB,
                  Series 2000 (Columbia Grammar Prep.
                  School) (LOC)                                     1.75          9/30/2031            5,000
    1,445       Rensselaer County IDA Senior Housing RB,
                  Series 1999A (NBGA)                               1.55          7/01/2029            1,445

                NORTH CAROLINA (1.4%)
    6,500       Buncombe County Industrial Facilities
                  Financing Auth. IDRB, Series 1996                 2.00         11/01/2006            6,500
    2,500       Guilford County Industrial and Financing
                  Auth. PCRB, Series 2002 (LOC)                     1.55          2/01/2023            2,500
    2,400       Mecklenburg County GO, Series 2000E (LIQ)           1.55          4/01/2017            2,400
    2,800       Medical Care Commission RB,
                  Series 1998 (LOC)                                 1.40          6/01/2028            2,800
   12,160       Rockingham County Industrial Facilities
                  and Pollution Control Financing Auth. RB,
                  Series 1992                                       1.65         10/01/2005           12,160

                OHIO (1.7%)
    6,000       Clark County IDA RB (LOC)                           1.76         12/01/2010            6,000
    6,500       Cuyahoga County MLO IDRB, Series 2000 (LOC)         1.65         11/01/2019            6,500
   15,000       Liberty Community Infrastructure
                  Financing Auth. RB, Series 2001 (LOC)             1.60         12/01/2031           15,000
    5,000       Summit County Port Auth. RB,
                  Series 2002 (LOC)                                 1.55          5/01/2013            5,000

P O R T F O L I O
==================--------------------------------------------------------------
                   of Investments (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

PRINCIPAL                                                         COUPON              FINAL
   AMOUNT       SECURITY                                            RATE           MATURITY            VALUE
------------------------------------------------------------------------------------------------------------
                OKLAHOMA (4.8%)
  $ 3,200       Garfield County Industrial Auth. PCRB,
                  Series 1995A                                      1.95%         1/01/2025       $    3,200
    5,875       IDA RB, Series 1998 (LOC)                           1.65          8/01/2018            5,875
                Muskogee Industrial Trust PCRB,
   30,900         Series 1995A                                      1.95          1/01/2025           30,900
   17,000         Series 1997A                                      2.40          6/01/2027           17,000
                Muskogee Industrial Trust RB,
    2,660         Series 1985 (Mall Ltd. D Project) (LOC)           1.75         12/01/2015            2,660
    2,200         Series 1985 (Warmack Project) (LOC)               1.75         12/01/2015            2,200
   30,000       Tulsa Industrial Auth. RB,
                  Series 2000 (NBGA)(b)                             1.63         11/01/2032           30,000

                OREGON (1.3%)
    1,500       Health, Housing, Educational and
                  Cultural Facilities Auth. RB,
                  Series 1995A (LOC)                                1.70          7/01/2025            1,500
   23,100       Port of Portland Public Grain Elevator RB,
                  Series 1984 (LOC)                                 3.23         12/01/2014           23,100

                PENNSYLVANIA (0.6%)
    6,000       Allentown Redevelopment Auth. MFH RB,
                  Series 1990 (LOC)                                 1.60          7/01/2020            6,000
    5,250       Chartiers Valley Industrial and
                  Commercial Development Auth. RB,
                  Series 1982                                       2.03         11/15/2017            5,250
    1,100       Schuylkill County IDA RB                            1.60          4/01/2021            1,100

                SOUTH DAKOTA (1.0%)
   19,450       Health and Educational Facilities Auth. RB,
                  Series 2000 (LIQ)(INS)(1)                         1.60          7/01/2025           19,450

                TENNESSEE (5.2%)
    7,000       Dayton IDB RB, Series 2001 (LOC)                    1.73          7/01/2036            7,000
      300       Maryville IDB Education RB,
                  Series 1997B (LOC)                                1.78          8/01/2002              300
                Nashville and Davidson County IDB MFH RB,
    6,710         Series 1989 (LOC)                                 1.60          9/01/2019            6,710
    9,680         Series 1989 (LOC)                                 1.60         10/01/2019            9,680
    1,750       Nashville and Davidson County IDB RB,
                  Series 1999 (LOC)                                 1.78          7/01/2006            1,750

21

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

PRINCIPAL                                                         COUPON              FINAL
   AMOUNT       SECURITY                                            RATE           MATURITY            VALUE
------------------------------------------------------------------------------------------------------------
 $  5,000       Nashville and Davidson County RB,
                  Series 2000 (LOC)                                 1.73%         8/01/2020       $    5,000
    4,900       Shelby County Health, Educational, and
                  Housing Facility RB, Series 2001 (LOC)            1.68          6/01/2026            4,900
   60,000       Sumner County Health Educational
                  and Housing Facilities RB,
                  Series 1999A (NBGA)(b)                            1.98          6/01/2029           60,000
    4,625       Williamson County IDB RB, Series 2000 (LOC)         1.73          3/01/2020            4,625

                TEXAS (6.0%)
   10,400       Alamo Heights Higher Education Facility RB,
                  Series 1999A (LOC)                                1.60          4/01/2019           10,400
    6,400       Arlington IDC RB, Series 1985 (LOC)                 1.95         10/01/2020            6,400
    2,980       Bell County Health Facilities
                  Development Corp. RB, Series 1998 (LOC)           1.60          5/01/2023            2,980
    3,000       Cameron Education Corp. RB,
                  Series 2001 (LOC)                                 1.65          6/01/2031            3,000
      800       Garland IDA PCRB                                    2.30         12/01/2005              800
   11,300       Harris County IDC PCRB, Series 1984A                1.45          3/01/2024           11,300
    2,800       Houston Higher Education Finance Corp. RB,
                  Series 2000 (LOC)                                 1.60          7/01/2020            2,800
   14,285       Keller ISD RB, Series 2001, Class A,
                  Municipal Trust Certificates,
                  Series ZTC-30 (LIQ)(NBGA)(b)                      1.63          8/15/2021           14,285
    1,000       McAllen Health Facilities Development
                  Corp. RB, Series 1984 (LOC)                       1.80         12/01/2024            1,000
    1,800       North Central Health Facilities
                  Development Corp. RB, Series 2000 (LOC)           1.60         12/01/2030            1,800
    1,800       North Central IDA RB, Series 1983                   1.70         10/01/2013            1,800
                Plano ISD, Series 2001, Class A,
   12,870         Municipal Trust Certificates,
                  Series ZTC-13 (LIQ)(NBGA)(b)                      1.63          2/15/2017           12,870
   16,830         Municipal Trust Certificates,
                  Series ZTC-14 (LIQ)(NBGA)(b)                      1.63          2/15/2018           16,830
    3,600       Polly Ryon Hospital Auth. RB,
                  Series 1999 (LOC)                                 1.60         11/01/2024            3,600
      600       Port Arthur Navigation District IDC PCRB,
                  Series 1985 (LOC)                                 1.40          5/01/2003              600
    4,700       Travis County Housing Finance Corp. MFH RB,
                  Series 1999 (NBGA)                                1.50         12/15/2029            4,700
    6,400       Waxahachie IDA RB, Series 1985 (LOC)                2.13          4/01/2006            6,400

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

PRINCIPAL                                                         COUPON              FINAL
   AMOUNT       SECURITY                                            RATE           MATURITY            VALUE
------------------------------------------------------------------------------------------------------------
  $13,840       Williamson County Tax Road Bonds,
                  Series 2001, Class A, Municipal Trust
                  Certificates, Series ZTC-22 (LIQ) (INS)(4),(b)    1.63%         2/15/2020       $   13,840

                UTAH (0.3%)
    6,400       Ogden City IDRB, Series 1986 (LOC)                  1.40          9/01/2013            6,400

                VIRGINIA (1.8%)
                Chesterfield County IDA PCRB,
   11,200         Series 1992                                       1.65          4/01/2009           11,200
    1,000         Series 1993                                       1.70          8/01/2009            1,000
    1,800       Fairfax County IDA RB, Series 2000                  1.53          1/01/2030            1,800
    2,700       Greene County IDA RB,
                  Series 2001 (LOC)                                 1.55          6/01/2026            2,700
    6,750       Harrisonburg Redevelopment
                  and Housing Auth. RB,
                  Series 2001A (LIQ) (LOC)                          1.60          2/01/2007            6,750
    8,500       Peninsula Ports Auth. Coal Terminal RB,
                  Series 1987D (LOC)                                1.50          7/01/2016            8,500
    1,600       Roanoke IDA RB, Series 1994                         2.00         12/01/2013            1,600
      400       Waynesboro IDA RB,
                  Series 1997 (LOC)                                 1.45         12/15/2028              400

                WASHINGTON (0.3%)
    5,310       State Higher Education Facilities Auth. RB,
                  Series 2001                                       1.65         10/01/2031            5,310

                WEST VIRGINIA (0.4%)
    8,630       Marshall County PCRB, Series 1994                   1.65          3/01/2026            8,630

                WISCONSIN (1.9%)
    1,100       Health and Educational Facilities Auth. RB,
                  Series 2001 (LOC)                                 1.65          5/01/2026            1,100
    8,000       Milwaukee IDRB, Series 1995                         1.70          9/01/2015            8,000
                Pleasant Prairie PCRB,
    1,490         Series 1995A                                      1.70          9/01/2030            1,490
   10,650         Series 1995B                                      1.70          9/01/2030           10,650
   10,000         Series 1995C                                      1.70          9/01/2030           10,000
    5,850       Sheboygan PCRB, Series 1995                         1.70          9/01/2015            5,850

23

P O R T F O L I O
=================--------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

PRINCIPAL                                                         COUPON              FINAL
   AMOUNT       SECURITY                                            RATE           MATURITY            VALUE
------------------------------------------------------------------------------------------------------------
                WYOMING (1.9%)
  $32,900       Sweetwater County PCRB,
                  Series 1990A (LOC)                                1.65%         7/01/2015       $   32,900
                Uinta County PCRB,
    1,500         Series 1993                                       1.35          8/15/2020            1,500
    1,950         Series 1998                                       1.35          7/01/2026            1,950
                                                                                                  ----------
                Total variable-rate demand notes (cost: $1,420,086)                                1,420,086
                                                                                                  ----------

                ADJUSTABLE-RATE NOTES (1.4%)
                CALIFORNIA
   26,000       State 2001-02 RAN, Index Notes,
                  Series B (cost: $26,000)                          1.68          6/28/2002           26,000
                                                                                                  ----------

                PUT BONDS (12.6%)
                COLORADO (0.5%)
    3,000       Central Platte Valley Metropolitan
                  District GO, Series 2001B (LOC)                   2.00         12/01/2031            3,000
    6,000       Southern UTE Indian Reservation RB,
                  Series 2001(b)                                    1.95         11/01/2031            6,000

                FLORIDA (0.8%)
    1,000       Jacksonville PCRB, Series 1994                      1.40          9/01/2024            1,000
    5,000       Putnam County Development Auth. PCRB,
                  Series 1984D (NBGA)                               1.85         12/15/2009            5,000
    9,400       Univ. Athletic Association, Inc. RB,
                  Series 2001 (LOC)                                 2.15         10/01/2031            9,400

                GEORGIA (0.5%)
    5,000       Burke County Development Auth. PCRB,
                  Series 2000                                       1.75          9/01/2030            5,000
    4,050       Marietta Housing Auth. MFH RB,
                  Series 1985E (LOC)                                2.00          1/15/2009            4,050

                ILLINOIS (3.8%)
                Health Facilities Auth. RB,
   15,000         Series 1985B                                      1.85          8/15/2015           15,000
   20,000         Series 1988                                       1.35          8/15/2010           20,000
   25,000         Series 1995                                       1.50          6/01/2030           25,000
   14,000         Series 1996B                                      1.95          8/15/2030           14,000

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

PRINCIPAL                                                         COUPON              FINAL
   AMOUNT       SECURITY                                            RATE           MATURITY            VALUE
------------------------------------------------------------------------------------------------------------
                INDIANA (0.4%)
                Sullivan PCRB,
 $  1,000         Series 1985L-1 (NBGA)                             1.40%        12/01/2014       $    1,000
    5,200         Series 1985L-2 (NBGA)                             1.40         12/01/2014            5,200
    2,000         Series 1985L-5 (NBGA)                             1.40         12/01/2014            2,000

                KENTUCKY (2.4%)
   11,000       Jefferson County PCRB, Series 1992A                 1.50          9/01/2017           11,000
                Lexington-Fayette Urban County RB,
    5,500         Series 1987 (LOC)                                 3.25          4/01/2015            5,500
    5,500         Series 1987 (LOC)                                 2.25          4/01/2015            5,500
                Trimble County PCRB,
   14,000         Series 1992A                                      1.50          9/01/2017           14,000
    9,900         Series 2001A                                      1.48          9/01/2026            9,900

                MONTANA (2.1%)
                Board of Investments Municipal Finance
                  Consolidation Act Bonds,
    6,075         Series 1992 (NBGA)                                1.90          3/01/2005            6,075
    7,050         Series 1995 (NBGA)                                1.90          3/01/2010            7,050
    9,775         Series 1997 (NBGA)                                1.90          3/01/2017            9,775
   11,285         Series 1998 (NBGA)                                1.90          3/01/2018           11,285
    5,500         Series 2000 (NBGA)                                1.90          3/01/2025            5,500

                NEW HAMPSHIRE (0.3%)
    5,545       IDA Resources Recovery RB,
                  Series 1985 (INS)(1)                              1.95          7/01/2007            5,545

                NEW YORK (0.2%)
    5,000       Mortgage Agency RB, 34th Series                     1.65         10/01/2031            5,000

                VIRGINIA (1.6%)
   12,500       Chesterfield County IDA PCRB,
                  Series 1987B                                      1.30          6/01/2017           12,500
                Louisa IDA PCRB,
    4,000         Series 1984                                       1.30         12/01/2008            4,000
    7,400         Series 1985                                       1.35         12/01/2008            7,400
    6,800       Prince William County IDA RB,
                  Series 1986                                       1.45          8/01/2016            6,800
                                                                                                  ----------
                Total put bonds (cost: $242,480)                                                     242,480
                                                                                                  ----------

25

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

PRINCIPAL                                                         COUPON              FINAL
   AMOUNT       SECURITY                                            RATE           MATURITY            VALUE
------------------------------------------------------------------------------------------------------------
                FIXED-RATE INSTRUMENTS (12.4%)

                ALABAMA (1.0%)
  $20,000       Association of Governmental Organizations
                  COP TRAN, Series 2001 (INS)(2)                    2.75%         9/30/2002       $   20,088

                ARKANSAS (0.2%)
    3,010       Fort Smith Sales and Use Tax Bonds,
                  Series 1997                                       4.50         12/01/2002            3,069

                CALIFORNIA (0.6%)
    5,000       San Ramon Valley Unified School
                  District 2001-2002 TRAN                           1.95         11/26/2002            5,000
    7,500       State 2001-02 RAN, Fixed-Rate Notes,
                  Series A                                          3.25          6/28/2002            7,518

                COLORADO (0.8%)
   15,000       General Fund TRAN, Series 2001B                     3.00          6/28/2002           15,031
    1,000       Metropolitan Football Stadium District RB,
                  Series 1999B (INS)(1),(a)                         2.15          1/01/2003              984

                DISTRICT OF COLUMBIA (0.2%)
    4,000       Water and Sewer Auth. CP,
                  Series B (LOC)                                    1.65          6/07/2002            4,000

                FLORIDA (0.4%)
    7,000       Broward County School District GO,
                  Series 2002                                       3.00          2/15/2003            7,091

                HAWAII (0.1%)
    1,500       Maui County GO, Series 1993 (INS)(3)                4.90          9/01/2002            1,519

                ILLINOIS (0.2%)
    4,500       Rural Bond Bank Public Project Notes,
                  Series 2001                                       3.75          9/01/2002            4,522

                IOWA (0.4%)
    8,000       School Cash Anticipation Program,
                  Series 2001-2002B, Warrant
                  Certificates (INS)(4)                             2.25          1/30/2003            8,051

P O R T F O L I O
=================--------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

PRINCIPAL                                                         COUPON              FINAL
   AMOUNT       SECURITY                                            RATE           MATURITY            VALUE
------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS (1.4%)
  $10,900       Fall River BAN                                      2.50%         2/05/2003       $   10,977
    4,200       Gateway Regional School
                  District BAN                                      2.25          1/31/2003            4,222
    5,000       North Adams BAN, Series 2002                        2.40          2/26/2003            5,030
    7,110       Norwell BAN, Series 2002                            2.75          2/21/2003            7,179

                MINNESOTA (0.7%)
    4,250       Hastings ISD No. 200 GO,
                  Series 2002A (NBGA)                               2.25          9/30/2002            4,266
    4,165       Rural Water Finance Auth. Public
                  Project Notes, Series 2002                        2.63          2/01/2003            4,199
    4,300       White Bear Lake ISD No. 624 GO,
                  Series 2002A, Tax Anticipation
                  Certificates (NBGA)                               1.75          3/27/2003            4,304

                MISSOURI (1.0%)
                Health and Educational Facilities Auth. RAN,
    1,500         Series 2001A                                      3.75          4/19/2002            1,500
      735         Series 2001D                                      3.75          4/19/2002              735
    1,600         Series 2001E (LOC)                                3.75          4/19/2002            1,600
    5,500         Series 2001F                                      3.75          4/19/2002            5,501
    3,980         Series 2001G                                      3.75          4/19/2002            3,981
    3,020         Series 2001I                                      3.75          4/19/2002            3,021
    2,500         Series 2001J                                      3.75          4/19/2002            2,501

                NEW YORK (0.1%)
    2,000       New York City GO, Series 1992A                      3.00          8/15/2002            2,006

                OHIO (2.7%)
   35,000       Cleveland Municipal School District BAN             3.00         11/06/2002           35,185
    9,570       Portsmouth School District BAN,
                  Series 2002                                       2.00          6/13/2002            9,581
    2,600       Tipp City Exempted Village School
                  District BAN                                      2.13          1/23/2003            2,610
    4,300       Youngstown City School District BAN,
                  Series 2001                                       3.13          4/15/2002            4,301

                OREGON (0.3%)
    5,105       Housing and Community Services Dept. RB,
                  Series 2001S                                      2.03         11/14/2002            5,105

27

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

PRINCIPAL                                                         COUPON              FINAL
   AMOUNT       SECURITY                                            RATE           MATURITY            VALUE
------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA (0.6%)
  $11,010       State School Facilities Bonds GO,
                  Series 2001A                                      5.00%         1/01/2003       $   11,254

                TEXAS (1.1%)
   14,810       Austin Combined Utility Systems RB,
                  Series 1993A (INS)(1),(a)                         3.27          5/15/2002           14,753
    4,428       Dallas Waterworks and Sewer Systems CP,
                  Series B                                          1.70          6/26/2002            4,428
    1,500       Houston ISD GO, Series 1999A (NBGA)(a)              1.70          2/15/2003            1,478

                UTAH (0.3%)
    5,200       Associated Municipal Power Systems RB,
                  Series 1992 (INS)(2),(a)                          2.25          7/01/2002            5,171

                WISCONSIN (0.3%)
    6,850       Rural Water Construction Loan BAN,
                  Series 2001B                                      2.63         12/01/2002            6,878
                                                                                                  ----------
                Total fixed-rate instruments (cost: $238,639)                                        238,639
                                                                                                  ----------

                TOTAL INVESTMENTS (COST: $1,927,205)                                              $1,927,205
                                                                                                  ==========

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

PORTFOLIO SUMMARY BY CONCENTRATION
---------------------------------------------------------------------------------------------
Multifamily Housing                   14.5%       Electric/Gas Utility                   1.9%
General Obligation                    12.9        Aerospace & Defense                    1.7
Electric Utilities                    12.8        Electrical Components & Equipment      1.7
Hospital                              11.1        Airport/Port                           1.6
Education                              7.4        Community Service                      1.4
Health Miscellaneous                   4.8        Agricultural Products                  1.2
Buildings                              3.8        Miscellaneous                          1.2
Nursing/CCRC                           3.5        Tobacco                                1.2
Diversified Chemicals                  2.7        Banks                                  1.1
Municipal Finance                      2.5        Other                                  6.9
Real Estate Tax/Fee                    2.2                                             -----
Water/Sewer Utility                    2.0        Total                                100.1%
                                                                                       =====

PORTFOLIO SUMMARY BY STATE
---------------------------------------------------------------------------------------------
Alabama                4.8%       Louisiana             3.0%       Oregon                1.5%
Alaska                 0.5        Maryland              0.1        Pennsylvania          0.6
Arizona                0.1        Massachusetts         3.0        South Carolina        0.6
Arkansas               0.2        Michigan              2.6        South Dakota          1.0
California             4.0        Minnesota             4.3        Tennessee             5.2
Colorado               2.4        Mississippi           0.2        Texas                 7.1
District of Columbia   1.1        Missouri              4.2        Utah                  0.6
Florida               10.9        Montana               2.1        Virginia              3.3
Georgia                2.4        Nevada                0.9        Washington            0.3
Hawaii                 0.4        New Hampshire         1.4        West Virginia         0.4
Illinois               6.6        New York              1.2        Wisconsin             2.3
Indiana                1.6        North Carolina        1.4        Wyoming               1.9
Iowa                   1.7        Ohio                  4.4                            -----
Kentucky               5.0        Oklahoma              4.8        Total               100.1%
                                                                                       =====

29

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase. At March 31, 2002, these securities represented 1.2% of the Fund's net assets.

         (b) These securities are not registered under the Securities Act of 1933. Resales of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A and as such are generally deemed by the Manager to be liquid under guidelines established by the Company's Board of Directors. At March 31, 2002, these securities represented 18.2% of the Fund's net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

ASSETS

   Investments in securities                                               $1,927,205
   Cash                                                                         2,880
   Receivables:
      Capital shares sold                                                       1,841
      Interest                                                                  5,220
                                                                           ----------
         Total assets                                                       1,937,146
                                                                           ----------

LIABILITIES

   Securities purchased                                                         5,500
   Capital shares redeemed                                                      5,120
   USAA Investment Management Company                                             456
   USAA Transfer Agency Company                                                    72
   Accounts payable and accrued expenses                                           61
   Dividends on capital shares                                                     70
                                                                           ----------
         Total liabilities                                                     11,279
                                                                           ----------
             Net assets applicable to capital shares outstanding           $1,925,867
                                                                           ==========

REPRESENTED BY:

   Paid-in capital                                                         $1,925,867
                                                                           ==========
   Capital shares outstanding                                               1,925,867
                                                                           ==========
   Authorized shares of $.01 par value                                      3,235,000
                                                                           ==========
   Net asset value, redemption price, and offering price per share         $     1.00
                                                                           ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

31

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
Year ended March 31, 2002

NET INVESTMENT INCOME

   Interest income                                                      $48,068
                                                                        -------
   Expenses:
      Management fees                                                     5,361
      Administrative and servicing fees                                   1,275
      Transfer agent's fees                                                 909
      Custodian's fees                                                      366
      Postage                                                               150
      Shareholder reporting fees                                            174
      Directors' fees                                                         4
      Registration fees                                                      67
      Professional fees                                                      87
      Insurance                                                             241
      Other                                                                  62
                                                                        -------
         Total expenses                                                   8,696
      Expenses paid indirectly                                              (18)
                                                                        -------
         Net expenses                                                     8,678
                                                                        -------
            Net investment income                                       $39,390
                                                                        =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T S
===================-------------------------------------------------------------
                    of changes in NET ASSETS
                    (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
Years ended March 31,

FROM OPERATIONS                                                     2002             2001
                                                             ----------------------------
   Net investment income                                     $    39,390      $    70,953
                                                             ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                         (39,390)         (70,953)
                                                             ----------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                   1,686,309        1,839,381
   Dividend reinvestments                                         37,826           67,742
   Cost of shares redeemed                                    (1,738,421)      (1,830,184)
                                                             ----------------------------
      Increase (decrease) in net assets from
         capital share transactions                              (14,286)          76,939
                                                             ----------------------------
   Net increase (decrease) in net assets                         (14,286)          76,939

NET ASSETS

   Beginning of period                                         1,940,153        1,863,214
                                                             ----------------------------
   End of period                                             $ 1,925,867      $ 1,940,153
                                                             ============================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                 1,686,309        1,839,381
   Shares issued for dividends reinvested                         37,826           67,742
   Shares redeemed                                            (1,738,421)      (1,830,184)
                                                             ----------------------------
      Increase (decrease) in shares outstanding                  (14,286)          76,939
                                                             ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

33

N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

             A. SECURITY VALUATION - The value of each security is determined
                (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                1. Pursuant to SEC Rule 2a-7, securities in the Fund are stated
                   at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                2. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Company's Board of Directors.

             B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

                The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

                amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

                The tax character of distributions paid during the years ended March 31, 2002 and 2001, was as follows:

                                                        2002             2001
                ----------------------------------------------------------------
                Tax-exempt income                   $39,390,000      $70,953,000


                As of March 31, 2002, the components of net assets on a tax basis were as follows:

                Undistributed tax-exempt income                          $70,000

             C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

             D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended March 31, 2002, custodian fee offset arrangements reduced expenses by $18,000.

             E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

             F. INSURANCE EXPENSE - The Fund had in place an insurance policy that was effective until November 30, 2001. The purpose of this

35

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

                coverage was to protect the Fund against bond defaults and similar events. During the year ended March 31, 2002, the Fund had no claims under this policy.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended March 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, for the year ended March 31, 2002, were $3,794,789,000 and $3,797,546,000, respectively.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

         At March 31, 2002, the cost of securities, for federal income tax purposes, was 1,927,205,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annual rate of 0.28% of its average net assets.

             B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee computed daily and paid monthly at an annualized rate of 0.10% of the Fund's monthly average net assets.

             C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
                Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per account was $28.50.

             D. UNDERWRITING SERVICES - The Manager provides exclusive
                underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

37

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA TAX EXEMPT MONEY MARKET FUND
March 31, 2002

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                          YEAR ENDED MARCH 31,
                                   --------------------------------------------------------------
                                         2002         2001         2000         1999         1998
                                   --------------------------------------------------------------
Net asset value at
   beginning of period             $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
Income from investment operations:
   Net investment income                  .02          .04          .03          .03          .03
Less distributions:
   From net investment income            (.02)        (.04)        (.03)        (.03)        (.03)
                                   --------------------------------------------------------------
Net asset value at end of period   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                   ==============================================================
Total return (%)*                        2.08         3.88         3.27         3.26         3.48
Net assets at end of period (000)  $1,925,867   $1,940,153   $1,863,214   $1,767,036   $1,631,785
Ratio of expenses to
   average net assets (%)                 .45(a)       .38          .38          .38          .38
Ratio of net investment income
   to average net assets (%)             2.06         3.80         3.24         3.21         3.42

  * Assumes reinvestment of all dividend income distributions during the period.
(a) Reflects total expenses prior to any custodian fee offset arrangement.

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of eight Directors and five Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. Effective in April and May of 2002, respectively, David G. Peebles and Kenneth E. Willmann have retired. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds as of March 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

39

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946

                 President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.

                 CHRISTOPHER W. CLAUS(2)
                 Director, President, and Vice Chairman of the Board of
                 Directors
                 Born: December 1960

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present).
                 Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service,
                 IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 DAVID G. PEEBLES(4)
                 Director and Vice President
                 Born: October 1939

                 Director, IMCO (12/98-present); Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments,

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                 IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and
                 Vice President of the USAA family of funds. Mr. Peebles has served in his capacity as Director since January 2000. He also serves as Senior Vice President of USAA Shareholder Account Services. He also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN(3, 4, 5, 6)
                 Director
                 Born: June 1945

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3, 4, 5, 6)
                 Director
                 Born: July 1946

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR(3, 4, 5, 6)
                 Director
                 Born: August 1945

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA

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41

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=======================---------------------------------------------------------
                        INFORMATION

                 family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 LAURA T. STARKS, PH.D.(3, 4, 5, 6)
                 Director
                 Born: February 1950

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER(2, 3, 4, 5, 6)
                 Director
                 Born: July 1943

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

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INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 KENNETH E. WILLMANN
                 Vice President
                 Born: August 1946

                 Director, IMCO (2/00-present); Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of the USAA family of funds. He also serves as Senior Vice President of USAA Shareholder Account Services and Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 MICHAEL D. WAGNER
                 Secretary
                 Born: July 1948

                 Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

                 MARK S. HOWARD
                 Assistant Secretary
                 Born: October 1963

                 Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and for USAA Life Investment Trust, a registered investment company offering five individual Funds.

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.. . . C O N T I N U E D
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                        INFORMATION

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960

                 Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960

                 Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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                   TRUSTEES   Robert G. Davis, CHAIRMAN OF THE BOARD
                              Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                              Robert L. Mason, Ph. D.
                              David G. Peebles
                              Michael F. Reimherr
                              Laura T. Starks, Ph. D.
                              Richard A. Zucker

             ADMINISTRATOR,   USAA Investment Management Company
        INVESTMENT ADVISER,   9800 Fredericksburg Road
               UNDERWRITER,   San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT   USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

                  CUSTODIAN   State Street Bank and Trust Company
                              P.O. Box 1713
                              Boston, Massachusetts 02105

       INDEPENDENT AUDITORS   KPMG LLP
                              112 East Pecan, Suite 2400
                              San Antonio, Texas 78205

                  TELEPHONE   Call toll free - Central Time
           ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 11:30 a.m. to 8 p.m.

             FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT   For account servicing, exchanges,
               MUTUAL FUNDS   or redemptions
                              1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL   24-hour service (from any phone)
          FUND PRICE QUOTES   1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND   (from touch-tone phones only)
           USAA TOUCHLINE(R)  For account balance, last transaction, fund prices, or to exchange or redeem fund shares
                              1-800-531-8777, in San Antonio 498-8777

            INTERNET ACCESS   USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
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[LOGO] USAA            WE KNOW WHAT IT MEANS TO SERVE.(R)
                       ----------------------------------
                       INSURANCE [middot] MEMBER SERVICES

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